Turnover and segment information (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Turnover by Segment

	2018	2017	2016
Turnover by segment	£m	£m	£m
Pharmaceuticals	17,269	17,276	16,104
Vaccines	5,894	5,160	4,592
Consumer Healthcare	7,658	7,750	7,193

	30,821	30,186	27,889

Segment Profit and Operating Profit

	2018	2017	2016
Segment profit	£m	£m	£m
Pharmaceuticals	8,420	8,667	7,976
Pharmaceuticals R&D	(2,676)	(2,740)	(2,488)

Pharmaceuticals, including R&D	5,744	5,927	5,488
Vaccines	1,943	1,644	1,429
Consumer Healthcare	1,517	1,373	1,116

Segment profit	9,204	8,944	8,033
Corporate and other unallocated costs	(459)	(376)	(362)
Other reconciling items between segment profit and operating profit	(3,262)	(4,481)	(5,073)

Operating profit	5,483	4,087	2,598

Finance income	81	65	72
Finance costs	(798)	(734)	(736)
Profit on disposal of interest in associates	3	94	—
Share of after tax profits of associates and joint ventures	31	13	5

Profit before taxation	4,800	3,525	1,939
Taxation	(754)	(1,356)	(877)

Profit after taxation for the year	4,046	2,169	1,062

	2018	2017	2016
Depreciation and amortisation by segment	£m	£m	£m
Pharmaceuticals	506	551	440
Pharmaceuticals R&D	123	96	211

Pharmaceuticals, including R&D	629	647	651
Vaccines	395	405	315
Consumer Healthcare	146	135	126

Segment depreciation and amortisation	1,170	1,187	1,092
Corporate and other unallocated depreciation and amortisation	106	144	94
Other reconciling items between segment depreciation and amortisation and total depreciation and amortisation	580	591	588

Total depreciation and amortisation	1,856	1,922	1,774

PP&E, intangible asset and goodwill impairment by segment	2018 £m	2017 £m	2016 £m
Pharmaceuticals	51	38	29
Pharmaceuticals R&D	15	10	88

Pharmaceuticals, including R&D	66	48	117
Vaccines	5	13	34
Consumer Healthcare	4	10	46

Segment impairment	75	71	197
Corporate and other unallocated impairment	14	3	24
Other reconciling items between segment impairment and total impairment	261	995	68

Total impairment	350	1,069	289

PP&E and intangible asset impairment reversals by segment
Pharmaceuticals	(4)	(13)	(15)
Pharmaceuticals R&D	(1)	(2)	(10)

Pharmaceuticals, including R&D	(5)	(15)	(25)
Vaccines	0	—	(19)
Consumer Healthcare	0	(1)	(8)

Segment impairment reversals	(5)	(16)	(52)
Corporate and other unallocated impairment reversals	0	—	(26)
Other reconciling items between segment impairment reversals and total impairment reversals	(8)	(36)	(9)

Total impairment reversals	(13)	(52)	(87)

Net assets by segment	2018 £m	2017 £m
Pharmaceuticals	869	2,017
Pharmaceuticals R&D	502	522

Pharmaceuticals, including R&D	1,371	2,539
Vaccines	9,966	9,707
Consumer Healthcare	10,559	2,003

Segment net operating assets	21,896	14,249
Corporate and other unallocated net operating assets	1,141	868

Net operating assets	23,037	15,117
Net debt	(21,621)	(13,178)
Investments in associates and joint ventures	236	183
Derivative financial instruments	129	2
Current and deferred taxation	1,723	1,252
Assets held for sale (excluding cash and cash equivalents)	168	113

Net assets	3,672	3,489

Summary of Geographical Information

Geographical information

The UK is regarded as being the Group’s country of domicile.

Turnover by location of customer	2018 £m	2017 £m	2016 £m
UK	923	940	1,056
US	11,982	11,263	10,197
Rest of World	17,916	17,983	16,636

External turnover	30,821	30,186	27,889

Non-current assets by location of subsidiary		2018 £m	2017 £m
UK		6,118	6,824
US		7,540	6,841
Rest of World		20,768	20,901

Non-current assets		34,426	34,566

Pharmaceuticals [member]
Statement [LineItems]
Turnover by Product & Service
2018		2017		2016
Pharmaceuticals turnover by therapeutic area	£m		£m		£m
Respiratory	6,928		6,991		6,510
HIV	4,722		4,350		3,556
Immuno-inflammation	472		377		340
Established Pharmaceuticals	5,147		5,558		5,698

	17,269		17,276		16,104

Vaccines [member]
Statement [LineItems]
Turnover by Product & Service
2018		2017		2016
Vaccines turnover by category	£m		£m		£m
Meningitis	881		890		662
Influenza	523		488		414
Shingles	784		22		—
Established Vaccines	3,706		3,760		3,516

	5,894		5,160		4,592

Consumer Healthcare [member]
Statement [LineItems]
Turnover by Product & Service

	2018	2017	2016
Consumer Healthcare turnover by category	£m	£m	£m
Wellness	3,940	4,001	3,726
Oral care	2,496	2,466	2,223
Nutrition	643	680	674
Skin health	579	603	570

	7,658	7,750	7,193